Offerings - Offering: 1	Feb. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	825,000
Proposed Maximum Offering Price per Unit	205.22
Maximum Aggregate Offering Price	$ 169,306,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 25,920.83
Offering Note	Amount registered represents shares of common stock, par value $0.01 per share ("Common Stock"), of IES Holdings, Inc. (the "Registrant") reserved and authorized for issuance under the IES Holdings, Inc. Amended and Restated 2006 Equity Incentive Plan (as of February 20, 2025) (the "Amended Plan"), including (i) 750,000 additional shares of Common Stock authorized for issuance under the Amended Plan and (ii) 75,000 shares of Common Stock that may again become available for delivery with respect to awards under the Amended Plan pursuant to the share counting, share recycling, and other terms and conditions of the Amended Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Common Stock that become issuable under the Amended Plan by reason of any stock dividend, stock split, recapitalization or similar transactions. Proposed Maximum Offering Price Per Share is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h)(1) under the Securities Act, based on the average of the high and low prices for the Common Stock, as reported on the Nasdaq Global Market, on February 20, 2025.